SCHEDULE OF INCOME (LOSS) BASIC AND DILUTED PER SHARE (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Weighted average shares outstanding, basic	[1]					10,000		10,000
Weighted average shares outstanding, diluted	[1]					10,000		10,000
Basic net income (loss) per share	[1]					$ 2		$ (18)
Diluted net income per share, redeemable ordinary shares	[1]					$ 2		$ (18)
Alpha Time Acquisition Corp [Member]
Income earned on Trust Account		$ 684,530	$ 604,781	$ 2,147,535	$ 2,178,843		$ 3,130,199
Accretion of temporary equity to redemption value		$ 110,000		$ 440,000	$ 7,737,382		$ 8,427,382
Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity		(269,017)	(90,297)	(936,083)	(6,249,095)		(7,330,400)
Income earned on Trust Account		$ 684,530	$ 604,781	$ 2,147,535	$ 2,178,843		$ 3,130,199
Accretion of temporary equity to redemption value		$ 110,000		$ 440,000	$ 7,737,382		8,427,382
Allocation of net income/(loss)							$ 4,227,180
Weighted average shares outstanding, basic		4,739,226	6,900,000	4,762,884	6,807,692		6,830,959
Weighted average shares outstanding, diluted		4,739,226	6,900,000	4,762,884	6,807,692		6,830,959
Basic net income (loss) per share		$ 0.11	$ 0.07	$ 0.35	$ 0.54		$ 0.62
Diluted net income per share, redeemable ordinary shares		$ 0.11	$ 0.07	$ 0.35	$ 0.54		$ 0.62
Non Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Allocation of net loss including accretion of temporary equity		(121,146)	(27,929)	(419,450)	(1,954,303)		(2,286,063)
Income earned on Trust Account
Accretion of temporary equity to redemption value
Allocation of net income/(loss)							$ (2,286,063)
Weighted average shares outstanding, basic		2,134,200	2,134,200	2,134,200	2,128,995		2,130,307		1,725,000
Weighted average shares outstanding, diluted		2,134,200	2,134,200	2,134,200	2,128,995		2,130,307		1,725,000
Basic net income (loss) per share		$ (0.06)	$ (0.01)	$ (0.20)	$ (0.92)		$ (1.07)		$ (0.00)
Diluted net income per share, redeemable ordinary shares		$ (0.06)	$ (0.01)	$ (0.20)	$ (0.92)		$ (1.07)		$ (0.00)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.